Shareholder Report, Holdings (Details) - C000256664 [Member]	May 31, 2026
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Gold Fields Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SLB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Commodity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%